12. Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

On October 1, 2014, the Company granted an aggregate of 30,000 stock options to two of its non-employee directors. The options have an exercise price of $2.21 and vest quarterly over a one year period. The options were granted pursuant to the Company’s Non-Employee Director Compensation Plan.

On October 24, 2014, the Company’s Board of Directors arranged for a special meeting of stockholders called for December 4, 2014, at 10 am PST, to approve an amendment to the Company’s Restated Certificate of Incorporation, as amended, to increase the number of authorized common stock, $0.0001 par value per share, to a total number of 30,000,000 shares. The Company currently has authorized common stock of 14,285,715.

Pursuant to an At-the-Market Issuance Sales Agreement with MLV & Co. LLC dated April 2, 2014, under which the Company may issue and sell shares of common stock having an aggregate offering price of up to $9,159,000 from time to time through MLV acting as the Company’s sales agent, the Company sold 467,934 shares of common stock as of November 5, 2014. The sales of shares under this agreement have resulted in net proceeds of $1,399,000. The Company pays MLV a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through MLV as agent.

On November 13, 2014, the Company received a letter from Exeltis Dermatology, Inc. (f/k/a Quinnova Pharmaceuticals, Inc.), a significant customer of the Company, and herein referred to as “Quinnova”, claiming that the Company is in breach of the Exclusive Sales and Distribution Agreement (the “Agreement”) with Quinnova.  Specifically, Quinnova has claimed that the marketing and selling of the Company’s Alevicyn gel product violates the terms of the Agreement and has demanded the Company cease and desist from any further marketing or sales.  The Company believes that the marketing and selling of the Alevicyn gel is not in violation of the agreement and that the claims made by Quinnova are without merit.  The Company intends to defend this matter vigorously and does not believe an accrual for a potential loss relating to this matter is necessary at this time.  While the Company believes this claim is without merit, there can be no assurances provided that the outcome of this matter will be favorable to the Company or will not have a negative impact on the Company’s consolidated financial position or results from operations.

At-the-Market Sales Issuances

On April 2, 2014, the Company entered into an At-the-Market Issuance Sales Agreement with MLV & Co. LLC under which we may issue and sell shares of our common stock having an aggregate offering price of up to $9,159,000 from time to time through MLV acting as the Company’s sales agent. The Company will pay MLV a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through MLV as agent under the Sales Agreement. As of June 24, 2014, the Company sold 300,000 shares and the sales of shares under this agreement have resulted in net proceeds of $982,000.

Increase in Shares Authorized for Issuance under the 2006 and 2011 Plans

In April 2014, the Company’s board of directors approved increases to the number of shares authorized for issuance under the 2006 and 2011 Plans by 250,000 and 1,224,021 shares, respectively.